Financial Liabilities - Other (Details) € in Thousands, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2018 EUR (€)	Dec. 31, 2021 EUR (€) item	Dec. 31, 2019 EUR (€)	Dec. 31, 2021 USD ($) item	Oct. 05, 2021 EUR (€)	Oct. 05, 2021 USD ($)	Dec. 31, 2020 EUR (€)	May 07, 2020 USD ($)	May 06, 2020 USD ($)	Nov. 15, 2019 EUR (€) item	Nov. 15, 2019 USD ($) item	Dec. 05, 2017 EUR (€)	Apr. 18, 2017 EUR (€)	Oct. 28, 2015 EUR (€)
Borrowings
Number of bonds issued | item		2		2
Gain on modification of financial liabilities after adoption of IFRS 9			€ 97,850
Senior Debt
Borrowings
Amount of borrowings refinanced										€ 5,800,000
Gain on modification of financial liabilities after adoption of IFRS 9			€ 97,850
Senior Debt Tranche B, Maturity in 2027
Borrowings
Debt term		8 years
Senior Debt Tranche B, Maturity in 2027 | US Dollar
Borrowings
Notional amount | $											$ 2,500
Senior Debt Tranche B, Maturity in 2027 | Euros
Borrowings
Notional amount										1,360,000
Revolving Credit Facility, Maturing in 2025
Borrowings
Maximum borrowing capacity | $				$ 1,000				$ 1,000	$ 500		$ 500
Carrying amount | $				330
EIB Loan
Borrowings
Loan arrangements												€ 85,000		€ 100,000
Carrying amount		€ 180,625					€ 212,500
EIB Loan, Maturing in 2028
Borrowings
Notional amount	€ 85,000
Debt term	10 years
Grace period	2 years
Senior Secured Notes
Borrowings
Notional amount										€ 1,675,000
Number of bonds issued | item										2	2
Senior Unsecured Notes
Borrowings
Notional amount													€ 1,000,000
Senior Unsecured Notes, Tranche one
Borrowings
Notional amount		€ 1,400,000			€ 1,400,000
Senior Unsecured Notes, Tranche one | Euros
Borrowings
Notional amount					€ 1,400,000
Senior Unsecured Notes, Tranche two
Borrowings
Notional amount | $				$ 705		$ 705
Senior Unsecured Notes, Tranche two | US Dollar
Borrowings
Notional amount | $						$ 705